Document and Entity Information	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Entity Ex Transition Period	false
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity Registrant Name	IMPEL PHARMACEUTICALS INC.
Entity Central Index Key	0001445499
Entity Emerging Growth Company	true
Security12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	IMPL
Security Exchange Name	NASDAQ
Entity File Number	001-40353
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-3058238
Entity Address Address Line1	201 Elliott Avenue West
Entity Address, Address Line Two	Suite 260
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98119
City Area Code	206
Local Phone Number	568-1466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false